Document And Entity Information	Feb. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 02, 2022
Entity Registrant Name	SITIME Corp
Entity Central Index Key	0001451809
Entity Emerging Growth Company	false
Entity File Number	001-39135
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	02-0713868
Entity Address, Address Line One	5451 Patrick Henry Drive
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	(408)
Local Phone Number	328-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	SITM
Security Exchange Name	NASDAQ